CONSOLIDATED BALANCE SHEETS (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Interest bearing deposits measured at fair value	€ 527	€ 2
Long-term debt measured at fair value	€ 0	€ 826
Common Stock Par Or Stated Value Per Share	€ 0.3	€ 0.3
Treasury stock shares outstanding	2,410,995	2,001,463
Common stock issued	9,147,151,527	9,147,151,527
Other Assets	€ 290	€ 307